JPMorgan Municipal Money Market Fund Annual Fund Operating Expenses - Service Shares [Member] - JPMorgan Municipal Money Market Fund - Service	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.60%
Component1 Other Expenses	0.30%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.05%